Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Summary of intangible assets

	Goodwill	IT software	Total
	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2021	1,473	915	2,388
Additions	—	2,565	2,565
At December 31, 2021	1,473	3,480	4,953
Additions	—	571	571
Disposals	—	(135)	(135)
Impairment	(1,473)	—	(1,473)
At December 31, 2022	—	3,916	3,916
Amortisation
At January 1, 2021	—	358	358
Amortisation charge	—	387	387
At December 31, 2021	—	745	745
Amortisation charge	—	1,195	1,195
Depreciation on disposals	—	(72)	(72)
At December 31, 2022	—	1,868	1,868
Net book value
At December 31, 2022	—	2,048	2,048
At December 31, 2021	1,473	2,735	4,208